Fair Value Measurement (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 100,038,271	$ 100,011,032